ASSET PURCHASE	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
NOTE 3 - ASSET PURCHASE

On August 27, 2013, Antaga International Corp. entered into a Definitive Agreement with Mix1 LLC, an Arizona corporation, under which the Company acquired 100% of certain assets owned by Mix in exchange for 3,333,333, post reverse, newly issued shares of common stock in the Company. The assets included in the purchase were the Mix1 brand name, internet domains, product specifications, ingredient specifications, quality assurance guidelines, customer/vendor/supplier lists, market research reports, social media assets, and distribution channels. The valuation of the assets was performed by a third party appraiser and the $19,880,000 was allocated as follows:

Mix1 Brand Names	$5,000000
Mix1 Internet Domains	1,100,000
Mix1 Product Specifications	3,600,000
Quality Assurances Guidelines	250,000
Ingredient Specifications	180,000
Customer/Vendor/Supplier Lists	5,000,000
Market Research Reports	1,250,000
Mix1 Social Media Assets	500,000
Distribution Channels	3,000,000
Totals	$19,880,000